DUE FROM CLEARING BROKER AND CLEARING DEPOSIT (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Clearing Deposits	$ 948	$ 874
Due from Clearing Broker	873	631
PKSI
Clearing Deposits	543	519
Due from Clearing Broker	430	373
CLS
Clearing Deposits	230	180
Due from Clearing Broker	147	214
WEG
Clearing Deposits	175	175
Due from Clearing Broker	$ 296	$ 44